Note 8 - Equipment	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
8.	Equipment:

	Furniture and office equipment	Computer equipment	Laboratory equipment	Production equipment	Total
	$	$	$	$	$

Cost:
Balance at February 28, 2015	59	3	60	—	122
Additions	—	—	276	—	276
Balance at February 29, 2016	59	3	336	—	398
Additions for the twelve-month period (Unaudited)	—	8	186	2,484	2,678
Balance at February 28, 2017 (Unaudited)	59	11	522	2,484	3,076
Additions for the one-month period (Unaudited)	—	—	—	43	43
Additions for the thirteen-month period	—	8	186	2,527	2,721
Balance at March 31, 2017	59	11	522	2,527	3,119
Additions	4	6	192	181	383
Balance at March 31, 2018	63	17	714	2,708	3,502

Accumulated depreciation:
Balance at February 28, 2015	49	3	—	—	52
Depreciation for the year	3	—	56	—	59
Balance at February 29, 2016	52	3	56	—	111
Depreciation for the twelve-month period (Unaudited)	7	1	129	52	189
Balance at February 28, 2017 (Unaudited)	59	4	185	52	300
Depreciation for the one-month period (Unaudited)	—	—	11	21	32
Depreciation for thirteen-month period	7	1	140	73	221
Balance at March 31, 2017	59	4	196	73	332
Depreciation	—	3	107	239	349
Balance at March 31, 2018	59	7	303	312	681

Net carrying amounts:
February 28, 2017 (Unaudited)	—	7	337	2,432	2,776
March 31, 2017	—	7	326	2,454	2,787
March 31, 2018	4	10	411	2,396	2,821

Depreciation expense for the period end
March 31, 2018
and the
thirteen
-month and
one
-month periods ended
March 31, 2017
and
twelve
-month period ended
February
28,

2017
has been recorded in “research and development expenses” in the statements of earnings and comprehensive loss.

During the year a reclassification of
$94
cost related to tooling for the
thirteen
-month period ended
March 31, 2017
was made between production equipment and prepaid assets.
No
depreciation was taken in relation to these amounts.